       JULY 16, 2001 SUPPLEMENT TO THE MAY 1, 2001 STATEMENT OF ADDITIONAL
         INFORMATION FOR THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES:
     PORTFOLIO ARCHITECT, PORTFOLIO ARCHITECT SELECT, AND PREMIER ADVISERS

The following information supplements the NonStandardized Performance Update Charts in the Performance Information section:


                          TRAVELERS PORTFOLIO ARCHITECT
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                               Cumulative Returns                   Average Annual Returns                  Calendar Year Returns

                             -------------------------------------- --------------------------------------- ------------------------
                               YTD    1 YR     3YR     5YR    10YR    3YR    5YR    10YR  Inception Inception  1999    1998    1997
                                                                                           To Date    Date #
                             -------------------------------------- --------------------------------------- ------------------------
------------------------------------------------------------------- ----------------------------------------- ----------------------
STOCK ACCOUNTS:
------------------------------------------------------------------- ----------------------------------------- ----------------------
AIM Capital Appreciation
Portfolio                      1.64% -11.64%  43.98%  80.43%   -    12.91%  12.51%    -    11.02%  10/10/95   40.97%  15.59%  10.60%
------------------------------------------------------------------- ----------------------------------------- ----------------------
AIM V.I. Value Fund          -15.83% -15.83%  40.76%  94.78%   -    12.06%  14.25%    -    15.68%    5/5/93   28.11%  30.53%  21.98%
------------------------------------------------------------------- ----------------------------------------- ----------------------
Fidelity VIP Dynamic Capital
Appreciation Portfolio -
Service Class II                -       -       -       -      -       -      -       -   -14.34%   9/26/00     -        -      -
------------------------------------------------------------------- ----------------------------------------- ----------------------
Fidelity VIP Mid Cap
Portfolio - Service
Class II*                      5.04%   5.04%    -       -      -       -      -       -    25.62%  12/29/98   46.88%     -      -
------------------------------------------------------------------- ----------------------------------------- ----------------------
Putnam VT International
Growth Fund -
Class IB Shares*             -10.86% -10.86%  64.41%    -      -    18.01%    -       -    17.11%    1/2/97   57.88%  16.82%    -
------------------------------------------------------------------- ----------------------------------------- ----------------------
Putnam VT Small Cap
Value Fund -
Class IB Shares*              22.74%  22.74%    -       -      -       -      -       -    14.64%   4/30/99      -       -      -
------------------------------------------------------------------- ----------------------------------------- ----------------------
Putnam Voyager II Fund -
Class IB Shares                 -       -       -       -      -       -      -       -   -28.45%   9/28/00      -       -      -
------------------------------------------------------------------- ----------------------------------------- ----------------------
Van Kampen Comstock
Portfolio - Class II
Shares*                       27.99%  27.99%    -       -      -       -      -       -    11.41%    5/1/99      -       -      -
------------------------------------------------------------------- ----------------------------------------- ----------------------
Van Kampen Enterprise
Portfolio - Class II Shares  -15.82% -15.82%  28.75% 104.21 302.90%  8.78%  15.33% 14.94%  10.65%    4/7/86   24.11%  23.23%  28.88%
------------------------------------------------------------------- ----------------------------------------- ----------------------
BOND ACCOUNTS
------------------------------------------------------------------- ----------------------------------------- ----------------------
PIMCO Total Return Bond
Portfolio                      8.66%   8.66%  14.13%     -      -    4.50%    -       -     4.50%  12/31/97   -1.96%   7.13%    -
------------------------------------------------------------------- ----------------------------------------- ----------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations


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



                      TRAVELERS PORTFOLIO ARCHITECT SELECT
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                              Cumulative Returns                         Average Annual Returns               Calendar Year Returns
                             ------------------------------------- ----------------------------------------- -----------------------
                                YTD    1 YR     3YR     5YR  10YR     3YR    5YR   10YR  Inception Inception   1999    1998     1997
                                                                                          to Date   Date #
                             ------------------------------------- -------------------------------- -------- -----------------------

------------------------------------------------------------------ ----------------------------------------- -----------------------
STOCK ACCOUNTS:
------------------------------------------------------------------ ----------------------------------------- -----------------------
Fidelity VIP III Mid Cap
Portfolio - Service
Class 2*                       5.04%    5.04%    -       -      -        -      -      -   25.62%  12/29/98    46.88%     -       -
------------------------------------------------------------------ ----------------------------------------- -----------------------
Putnam VT International
Growth Fund -
Class IB Shares              -10.86%  -10.86%   64.41%   -      -     18.01%    -      -   17.11%    1/2/97    57.88%  16.82%     -
------------------------------------------------------------------ ----------------------------------------- -----------------------
Putnam VT Voyager II Fund -
Class IB Shares                  -       -       -       -      -        -      -      -  -28.45%   9/28/00       -       -       -
------------------------------------------------------------------ ----------------------------------------- -----------------------
Salomon Brothers Variable
Capital Fund                  16.60%   16.60%    -       -      -        -      -      -   18.70%   2/17/98    20.39%     -       -
------------------------------------------------------------------ ----------------------------------------- -----------------------
Smith Barney Aggressive
Growth Portfolio              14.12%   14.12%    -       -      -        -      -      -   31.59%   11/1/99       -       -       -
------------------------------------------------------------------ ----------------------------------------- -----------------------
Smith Barney Large Cap
Growth Portfolio              -8.24%   -8.24%    -       -      -        -      -      -   15.27%    5/1/98    29.02%     -       -
------------------------------------------------------------------ ----------------------------------------- -----------------------
Van Kampen Comstock
Portfolio -Class II Share*    27.99%   27.99%    -       -      -        -      -      -   11.41%    5/1/99       -       -       -
------------------------------------------------------------------ ----------------------------------------- -----------------------
Van Kampen Emerging Growth
Portfolio - Class II Shares* -11.55%  -11.55%  141.81% 230.39%  -     34.19%  26.97%   -   27.73%    7/3/95   101.57%  35.63%  18.77
------------------------------------------------------------------ ----------------------------------------- -----------------------
BOND ACCOUNTS:
------------------------------------------------------------------ ----------------------------------------- -----------------------
PIMCO Total Return Bond
Portfolio                      8.66%    8.66%   14.13%   -      -      4.50%    -      -    4.50%  12/31/97    -1.96%   7.13%    -
------------------------------------------------------------------ ----------------------------------------- -----------------------


* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations


                           TRAVELERS PREMIER ADVISERS
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                                   Cumulative Returns                Average Annual Returns                    Calendar Year Returns
                             ------------------------------------- ------------------------------------------ ----------------------
                                YTD    1YR    3YR     5YR    10YR    3YR    5YR    10YR  Inception  Inception  1999   1998    1997
                                                                                           to Date    Date #
                             ------------------------------  ----- -------------------------------- --------- ----------------------
------------------------------------------------------------------ ------------------------------------------ ----------------------
STOCK ACCOUNTS:
------------------------------------------------------------------ ------------------------------------------ ----------------------
Fidelity VIP II Contrafund
Portfolio - Service Class 2*  -8.12% -8.12%   44.12%  110.76%   -    12.94%  16.06%   -    19.46%     1/3/95  22.42%  28.13%  22.35%

------------------------------------------------------------------ ------------------------------------------ ----------------------
Fidelity VIP III Mid Cap
Portfolio - Service Class 2*   5.04%  5.04%               -     -              -      -             12/29/98  46.88%             -
------------------------------------------------------------------ ------------------------------------------ ----------------------


* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations


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